3000 Two Logan Square

Eighteenth and Arch Streets

Philadelphia, PA  19103-2799

215.981.4000

Fax 215.981.4750

John P. Falco

direct dial:  (215) 981-4659

falcoj@pepperlaw.com

November 12, 2013

Via EDGAR

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	FundVantage Trust
Registration Statement on Form N-14

Ladies and Gentlemen:

FundVantage Trust (the “Trust”) is hereby transmitting for filing a registration statement on Form N-14 (the “Registration Statement”) under the Securities Act of 1933 (the “1933 Act”) to register shares of beneficial interest (the “Shares”) of the Gotham Enhanced Return Fund, a series of the Trust (the “Acquiring Fund”).  It is anticipated that the Shares will be issued to shareholders of the Formula Investing U.S. Value 1000 Fund and the Formula Investing U.S. Value Select Fund, each a series of the Trust (the “Acquired Funds”), in connection with the proposed reorganizations of each of the Acquired Funds into the Acquiring Fund (the “Reorganizations”), pursuant to an agreement and plan of reorganization (“Reorganization Agreement”).  The Reorganization Agreement is subject to the requisite approval of each Acquired Fund’s shareholders at a meeting to be held on or about February 1, 2014.

If you have any questions regarding the Registration Statement, please contact the undersigned at 215.981.4659 or John M. Ford at 215.981.4009.

Very truly yours,

/s/ John P. Falco

John P. Falco

cc:	Mr. Joel Weiss
John M. Ford, Esq.

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